Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and diluted loss available to common stockholders (in thousands)	$ (443)	$ (16,706)	$ (5,739)
Basic weighted average number of shares	55,885,376	55,792,711	55,629,023
Effect of dilutive potential share options:	0	0	0
Diluted weighted average number of shares	55,885,376	55,792,711	55,629,023